Cover	Oct. 23, 2026
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	GRAFTECH INTERNATIONAL LTD.
Entity File Number	1-13888
Entity Tax Identification Number	27-2496053
Entity Address, Address Line One	982 Keynote Circle
Entity Address, City or Town	Brooklyn Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	676-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, $0.01 par value per share
Trading Symbol(s)	EAF
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000931148
Amendment Flag	false